CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 1,184,215
Restricted cash	422	$ 136
Inventory	12,019,000	17,142,000
Total current assets	1,499,434
Property, plant and equipment, net	4,833,000	5,517,000
Intangible assets, net	7,629,000	9,362,000
Right-of-use assets, net	7,882,000	10,032,000
Other non-current assets	3,837,000	3,457,000
Total Assets	117,661,907
Current liabilities:
Accounts payable	96,248
Current portion of long-term debt	298,000	272,000
Total current liabilities	96,248
Long-term debt	2,087,000
Total liabilities	16,493,248
Mezzanine equity:
Convertible preferred stock, $0.0001 par value; 9,293,156 and 7,862,263 shares authorized at December 31, 2020 and 2019; 4,581,404 and 3,672,129 shares issued and outstanding at December 31, 2020 and 2019	0
Stockholders’ deficit
Common stock, $0.0003 par value; 10,000,000 shares authorized; 202,705 shares issued at December 31, 2020 and 2019, and 202,582 shares outstanding at December 31, 2020 and 2019	540
Additional paid-in capital	907,041
Accumulated deficit	4,092,424
Total stockholders’ equity	5,000,005
Total Liabilities and Stockholders’ Equity	117,661,907
Common Class B [Member]
Stockholders’ deficit
Common stock, $0.0003 par value; 10,000,000 shares authorized; 202,705 shares issued at December 31, 2020 and 2019, and 202,582 shares outstanding at December 31, 2020 and 2019
Common Class C [Member]
Stockholders’ deficit
Common stock, $0.0003 par value; 10,000,000 shares authorized; 202,705 shares issued at December 31, 2020 and 2019, and 202,582 shares outstanding at December 31, 2020 and 2019
Airspan [Member]
Current assets:
Cash and cash equivalents	18,196,000	2,877,000
Restricted cash	422,000	136,000
Accounts receivable, net of allowance of $374 and $2,032 at December 31, 2020 and 2019, respectively	71,621,000	40,281,000
Inventory	12,019,000	17,142,000
Prepaid expenses and other current assets	7,602,000	8,085,000
Total current assets	109,860,000	68,521,000
Property, plant and equipment, net	4,833,000	5,517,000
Goodwill	13,641,000	13,641,000
Intangible assets, net	7,629,000	9,362,000
Right-of-use assets, net	7,882,000	10,032,000
Other non-current assets	3,837,000	3,457,000
Total Assets	147,682,000	110,530,000
Current liabilities:
Accounts payable	36,849,000	24,837,000
Deferred revenue	7,521,000	10,035,000
Other accrued expenses	22,538,000	17,434,000
Line of credit	0	32,822,000
Subordinated term loan, current portion - related party	0	31,762,000
Subordinated convertible debt	0	33,057,000
Subordinated debt	10,065,000	0
Current portion of long-term debt	298,000	272,000
Total current liabilities	77,271,000	150,219,000
Long-term debt	2,087,000
Subordinated term loan, long-term - related party	34,756,000	0
Senior term loan, long-term	36,834,000	0
Other long-term liabilities	17,147,000	11,282,000
Total liabilities	168,095,000	161,501,000
Mezzanine equity:
Convertible preferred stock, $0.0001 par value; 9,293,156 and 7,862,263 shares authorized at December 31, 2020 and 2019; 4,581,404 and 3,672,129 shares issued and outstanding at December 31, 2020 and 2019	363,481,000	309,923,000
Stockholders’ deficit
Common stock, $0.0003 par value; 10,000,000 shares authorized; 202,705 shares issued at December 31, 2020 and 2019, and 202,582 shares outstanding at December 31, 2020 and 2019
Additional paid-in capital	311,431,000	308,788,000
Accumulated deficit	(695,325,000)	(669,682,000)
Total stockholders’ equity	(383,894)	(360,894)
Total Liabilities and Stockholders’ Equity	$ 147,682,000	$ 110,530,000